Document and Entity Information	Apr. 06, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001633917
Document Type	8-K/A
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	PayPal Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36859
Entity Tax Identification Number	47-2989869
Entity Address, Address Line One	2211 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	967-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	PYPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment to a Current Report on Form 8-K/A supplements the Current Report on Form 8-K of PayPal Holdings, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on April 12, 2022 (the “Original Report”), to provide details about certain compensation to an officer of the Company that had not been determined at the time of the filing of the Original Report.